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                       [SOMANETICS CORPORATION LETTERHEAD]

                                February 22, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE: SOMANETICS CORPORATION -- ANNUAL REPORT ON FORM 10-K

Dear Sir or Madam:

      Pursuant to Rule 13a-1 of Regulation 13A, General Instruction D to Form 10-K, and Rule 309 of Regulation S-T, enclosed is Somanetics Corporation's Annual Report on Form 10-K for the fiscal year ended November 30, 2004, including financial statements and exhibits.

      The Independent Auditors' Report contained in the Annual Report on Form 10-K does not mention any change from the prior year in any accounting principles or practices or in the method of applying any such principles or practices.

                           Very truly yours,

                           /s/ WILLIAM M. IACONA

                           William M. Iacona
                           Vice President, Finance, Controller, and Treasurer
WMI:wmi
Enclosure
cc:   National Association of Securities Dealers, Inc. (by EDGAR)
      Bruce J. Barrett
      Mary Ann Victor
      Robert R. Henry
      Michelle T. Collins
      Robert J. Krueger
      Patrick T. Duerr